TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Current income tax:
Current income tax charge	€ 278	€ 228
Adjustment in respect of current income tax from prior periods	(9)	8
Total current tax	269	236
Deferred tax:
Relating to the origination and reversal of temporary differences	(2)	(4)
Adjustment in respect of deferred income tax from prior periods	(20)	(9)
Relating to changes in tax rates or the imposition of new taxes	0	0
Total deferred tax	(22)	(13)
Income tax charge per the consolidated income statement	€ 247	€ 223